Third Quarter Report
April 30, 2023 (Unaudited)
Columbia U.S. Social Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia U.S. Social Bond Fund, April 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.7%
Local Initiatives Support Corp.
03/01/2037	4.649%	400,000	396,614
Total Corporate Bonds & Notes (Cost $400,000)			396,614

Floating Rate Notes 12.2%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 8.2%
City of New York(a),(b)
Unlimited General Obligation Bonds
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	3.750%	1,700,000	1,700,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2012C (JPMorgan Chase Bank)
11/01/2036	3.750%	1,000,000	1,000,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	3.750%	700,000	700,000
Series 2013DD-2 (JPMorgan Chase Bank)
06/15/2043	3.750%	1,000,000	1,000,000
Total			4,400,000
Utah 4.0%
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
Series 2005A (JPMorgan Chase Bank)
05/15/2037	3.800%	1,600,000	1,600,000
Series 2005B (JPMorgan Chase Bank)
05/15/2037	3.800%	515,000	515,000
Total			2,115,000
Total Floating Rate Notes (Cost $6,515,000)			6,515,000

Municipal Bonds 81.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.0%
Alabama Public School and College Authority
Refunding Revenue Bonds
Social Bonds
Series 2020A
11/01/2036	4.000%	500,000	522,092
Arizona 2.8%
Arizona Industrial Development Authority
Revenue Bonds
Equitable School Revolving Fund
Series 2022
11/01/2047	5.000%	750,000	776,721
Macombs Facility Project Social Bonds
Series 2021A
07/01/2051	4.000%	300,000	245,412
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2046	5.000%	210,000	206,980
Pinal County Union High School District No. 82 Casa Grande
Unlimited General Obligation Refunding Bonds
Series 2015 (AGM)
07/01/2026	5.000%	250,000	261,210
Total			1,490,323
California 6.5%
California Health Facilities Financing Authority
Taxable Senior Revenue Bonds
No Place Like Home Program
Series 2019
06/01/2033	2.984%	600,000	519,713
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2037	5.000%	300,000	312,228
Harbor Regional Center Project
Series 2015
11/01/2024	5.000%	250,000	257,302
California School Finance Authority(c)
Prerefunded 08/01/25 Revenue Bonds
Aspire Public Schools
Series 2016
07/31/2036	5.000%	50,000	52,395
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
07/31/2036	5.000%	450,000	454,460
2	Columbia U.S. Social Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Green Dot Public School Project
Series 2015A
08/01/2025	4.000%	250,000	249,592
Hawking Steam Charter School Project
Series 2022
07/01/2052	5.250%	500,000	479,105
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System West
Series 2015
03/01/2025	5.000%	250,000	257,118
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1(c)
Tax Allocation Bonds
Housing Increment - Treasure Island
Series 2022
09/01/2052	5.000%	500,000	483,760
Lammersville Joint Unified School District
Refunding Special Tax Bonds
Community Facilities District #2002
Series 2017
09/01/2033	5.000%	400,000	423,511
Total			3,489,184
Colorado 1.9%
Denver City & County School District No. 1
Unlimited General Obligation Bonds
Series 2021
12/01/2040	4.000%	600,000	609,409
Regional Transportation District Sales Tax
Refunding Revenue Bonds
FasTracks Project Green Bonds
Series 2021
11/01/2039	4.000%	400,000	409,526
Total			1,018,935
Delaware 1.8%
Delaware State Health Facilities Authority
Refunding Revenue Bonds
Bayhealth Medical Center Project
Series 2017
07/01/2040	4.000%	1,000,000	986,511
District of Columbia 1.0%
Washington Metropolitan Area Transit Authority
Revenue Bonds
Series 2020A
07/15/2045	5.000%	500,000	544,769
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida 4.2%
Alachua County Health Facilities Authority
Refunding Revenue Bonds
Shands Teaching Hospital & Clinics
Series 2019
12/01/2037	5.000%	400,000	420,951
County of Miami-Dade Water & Sewer System
Refunding Revenue Bonds
Series 2019C
10/01/2049	4.000%	500,000	484,212
Revenue Bonds
Subordinated Series 2021
10/01/2038	4.000%	250,000	253,483
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2037	5.000%	500,000	521,914
Palm Beach County School District
Certificate of Participation
Series 2020A
08/01/2034	5.000%	250,000	287,460
School District of Broward County
Refunding Certificate of Participation
Series 2016A
07/01/2032	5.000%	250,000	264,106
Total			2,232,126
Georgia 0.5%
Cedartown Polk County Hospital Authority
Prerefunded 07/01/26 Revenue Bonds
RAC Series 2016
07/01/2039	5.000%	250,000	267,378
Illinois 3.4%
Chicago Board of Education
Unlimited General Obligation Bonds
Series 2022A
12/01/2047	5.000%	125,000	124,120
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2001 (AMBAC)
11/01/2030	5.750%	565,000	613,074
Cook County Community High School District No. 212 Leyden
Revenue Bonds
Series 2016C (BAM)
12/01/2034	5.000%	250,000	255,419

Columbia U.S. Social Bond Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois Finance Authority
Refunding Revenue Bonds
LEARN Charter School Project Social Bonds
Series 2021
11/01/2041	4.000%	300,000	271,894
Metropolitan Water Reclamation District of Greater Chicago
Unlimited General Obligation Bonds
Green Bonds
Series 2016E
12/01/2035	5.000%	500,000	528,667
Total			1,793,174
Indiana 2.2%
Ball State University
Revenue Bonds
Housing and Dining
Series 2018
07/01/2038	5.000%	500,000	535,534
Indiana Finance Authority
Refunding Revenue Bonds
First Lien - CWA Authority Project
Series 2021
10/01/2035	4.000%	250,000	259,908
Revenue Bonds
Green Bonds - CWA Authority Project
Series 2019
10/01/2044	5.000%	350,000	375,985
Total			1,171,427
Kentucky 0.7%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2026	5.000%	350,000	363,403
Louisiana 2.6%
City of Shreveport Water & Sewer
Revenue Bonds
Junior Lien
Series 2017B (AGM)
12/01/2041	5.000%	400,000	428,013
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2034	5.000%	400,000	425,746
Revenue Bonds
LA Children’s Medical Center Project
Series 2018
06/01/2039	5.000%	500,000	516,717
Total			1,370,476
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maine 0.4%
Maine State Housing Authority
Revenue Bonds
Series 2016A
11/15/2035	3.300%	250,000	237,676
Maryland 3.9%
City of Baltimore
Refunding Revenue Bonds
East Baltimore Research Park
Series 2017
09/01/2038	5.000%	300,000	301,938
Enterprise Community Loan Fund, Inc.
Series 2018
11/01/2028	4.152%	500,000	476,405
Howard County Housing Commission
Revenue Bonds
Woodfield Oxford Square Apartments
Series 2017
12/01/2037	5.000%	300,000	317,014
Maryland Economic Development Corp.(d)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
12/31/2037	5.000%	250,000	258,531
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2023	5.000%	250,000	250,378
Revenue Bonds
MedStar Health
Series 1998A (AGM)
08/15/2038	5.250%	425,000	486,686
Total			2,090,952
Massachusetts 3.5%
Massachusetts Bay Transportation Authority
Refunding Revenue Bonds
Series 2022A-1
07/01/2037	5.000%	750,000	874,380
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Boston Medical Center
Series 2023
07/01/2052	5.250%	500,000	525,000

4	Columbia U.S. Social Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Housing Finance Agency
Revenue Bonds
Special Obligations
Series 2017D
12/01/2042	3.750%	500,000	455,677
Total			1,855,057
Michigan 2.5%
City of Detroit
Unlimited General Obligation Bonds
Social Bonds
Series 2021A
04/01/2035	5.000%	150,000	156,298
Karegnondi Water Authority
Refunding Revenue Bonds
Series 2018
11/01/2045	5.000%	400,000	413,686
Michigan Finance Authority
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015 (BAM)
07/01/2033	5.000%	250,000	258,389
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2033	3.550%	500,000	497,067
Total			1,325,440
Minnesota 0.4%
St. Cloud Housing & Redevelopment Authority(e)
Taxable Revenue Bonds
Sanctuary St. Cloud Project
Series 2016
08/01/2036	0.000%	240,000	204,000
Mississippi 0.6%
Mississippi Development Bank
Revenue Bonds
Mississippi Gulf Coast Community College District
Series 2016F
12/01/2032	4.000%	300,000	307,342
Missouri 0.0%
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan Program
Series 2015
11/01/2027	3.250%	25,000	24,912
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nevada 0.7%
Clark County School District
Limited General Obligation Bonds
Series 2020B (BAM)
06/15/2031	5.000%	335,000	384,195
New Hampshire 0.8%
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Dartmouth-Hitchcock Obligation
Series 2018
08/01/2036	5.000%	400,000	422,108
New Jersey 0.9%
New Jersey Housing & Mortgage Finance Agency(d)
Refunding Revenue Bonds
Series 2017D
11/01/2032	3.900%	300,000	300,956
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2020A (HUD)
11/01/2035	2.100%	200,000	162,193
Total			463,149
New York 9.9%
Build NYC Resource Corp.
Revenue Bonds
Grand Concourse Academy Charter School Project
Series 2022
07/01/2056	5.000%	300,000	296,604
Series 2015
07/01/2028	5.000%	250,000	257,232
Build NYC Resource Corp.(c)
Revenue Bonds
Richmond Preparatory School Project Social Bonds
Series 2021
06/01/2051	5.000%	200,000	178,447
City of New York
Unlimited General Obligation Bonds
Subordinated Series 2023E-1
04/01/2034	5.000%	640,000	772,577
Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood
Series 2015S
05/01/2026	3.400%	495,000	496,527
Revenue Bonds
Sustainable Neighborhood
Series 2016
11/01/2031	3.600%	300,000	301,986

Columbia U.S. Social Bond Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/2033	5.000%	250,000	258,155
Series 2020A-1 (AGM)
11/15/2041	4.000%	500,000	490,726
Monroe County Industrial Development Corp.(c)
Revenue Bonds
Social Bonds - Academy of Health Sciences Charter School Project
Series 2022
07/01/2052	5.875%	300,000	291,022
New York City Housing Development Corp.
Revenue Bonds
Sustainability Bonds
Series 2020I-1
11/01/2035	2.100%	400,000	319,257
New York City Water & Sewer System
Refunding Revenue Bonds
Series 2017EE
06/15/2037	5.000%	300,000	323,435
New York State Housing Finance Agency
Revenue Bonds
Green Bonds - Affordable Housing
Series 2017 (GNMA)
11/01/2042	4.000%	300,000	290,834
Series 2022E1 (FHA)
11/01/2052	4.200%	750,000	695,333
Niagara Falls Public Water Authority
Refunding Revenue Bonds
Series 2016A
07/15/2027	5.000%	300,000	320,386
Total			5,292,521
North Carolina 4.1%
County of Scotland
Refunding Revenue Bonds
School Facilities
Series 2017
12/01/2030	5.000%	250,000	271,639
County of Wake
Unlimited General Obligation Refunding Bonds
Series 2023A
05/01/2033	5.000%	1,000,000	1,232,293
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2028	5.000%	300,000	303,299
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Housing Finance Agency
Revenue Bonds
Series 44
07/01/2040	2.850%	460,000	380,594
Total			2,187,825
Ohio 3.2%
Akron Bath Copley Joint Township Hospital District
Refunding Revenue Bonds
Summa Health Obligated Group-Hospital
Series 2020
11/15/2036	4.000%	250,000	235,861
Columbus City School District
Unlimited General Obligation Refunding Bonds
School Facilities Construction & Improvement
Series 2016
12/01/2032	5.000%	250,000	265,035
Miami Valley Career Technology Center
Unlimited General Obligation Bonds
Series 2018
12/01/2044	5.000%	400,000	426,755
Ohio Higher Educational Facility Commission
Revenue Bonds
Ashtabula County Medical Center Obligated Group
Series 2022
01/01/2052	5.250%	750,000	768,993
Total			1,696,644
Oregon 1.5%
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2050	5.000%	400,000	418,490
Union County Hospital Facility Authority
Revenue Bonds
Grande Ronde Hospital
Series 2022
07/01/2052	5.000%	375,000	377,800
Total			796,290
Pennsylvania 4.9%
Hospitals & Higher Education Facilities Authority of Philadelphia (The)
Refunding Revenue Bonds
Temple University Health Systems
Series 2022 (AGM)
07/01/2038	4.000%	500,000	488,113
Mifflinburg Area School District
Limited General Obligation Refunding Bonds
Series 2020A
06/15/2040	4.000%	250,000	250,457

6	Columbia U.S. Social Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Philadelphia Biosolids Facility Project
Series 2020
01/01/2032	4.000%	300,000	300,566
Pennsylvania Turnpike Commission
Revenue Bonds
Series 2019A
12/01/2044	5.000%	500,000	529,879
Reinvestment Fund, Inc. (The)
Series 2018
02/15/2028	3.930%	500,000	470,796
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2021A
09/01/2035	5.000%	300,000	338,116
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	250,000	252,264
Total			2,630,191
Puerto Rico 1.4%
Puerto Rico Housing Finance Authority(f)
Refunding Revenue Bonds
Public Housing Project
Series 2020
12/01/2026	5.000%	700,000	741,106
Rhode Island 1.9%
Rhode Island Health & Educational Building Corp.
Refunding Revenue Bonds
Woonsocket Schools
Series 2017A (AGM)
05/15/2028	5.000%	300,000	324,735
Rhode Island Health and Educational Building Corp.
Revenue Bonds
Public Schools Financing Program
Series 2022
05/15/2042	4.000%	250,000	249,189
Rhode Island Housing & Mortgage Finance Corp.
Revenue Bonds
Multi-Family Development and Sustainability
Series 2019
10/01/2034	2.750%	500,000	454,004
Total			1,027,928
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee 1.4%
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2037	5.000%	500,000	526,587
New Memphis Arena Public Building Authority(g)
Revenue Bonds
City of Memphis Project
Series 2021
04/01/2032	0.000%	300,000	212,310
Total			738,897
Texas 3.9%
Alamo Community College District
Limited General Obligation Bonds
Series 2021
08/15/2039	4.000%	400,000	406,068
Bexar County Hospital District
Limited General Obligation Bonds
Series 2018
02/15/2043	4.000%	300,000	293,964
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership of Texas, Inc.
Series 2021
08/15/2031	5.000%	300,000	345,405
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2034	5.000%	500,000	521,905
Old Spanish Trail-Almeda Corridors Redevelopment Authority
Refunding Tax Allocation Bonds
Series 2019 (BAM)
09/01/2036	4.000%	250,000	258,332
Texas State Technical College
Refunding Revenue Bonds
Improvements
Series 2016 (AGM)
10/15/2030	4.000%	250,000	259,381
Total			2,085,055
Utah 0.8%
Central Utah Water Conservancy District
Revenue Bonds
Series 2020D
10/01/2040	4.000%	420,000	425,102

Columbia U.S. Social Bond Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia 1.5%
Virginia Housing Development Authority
Revenue Bonds
Series 2018A
03/01/2043	3.650%	400,000	360,578
Series 2020E
07/01/2040	2.300%	585,000	431,652
Total			792,230
Washington 2.6%
Energy Northwest
Wind Project Refunding Revenue Bonds
Series 2015
07/01/2029	4.000%	250,000	254,752
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	400,000	381,694
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	200,000	206,122
Seattle Housing Authority
Refunding Revenue Bonds
Pooled Housing
Series 2018
12/01/2047	3.750%	300,000	264,938
Washington Health Care Facilities Authority
Revenue Bonds
Seattle Childrens Hospital
Series 2017
10/01/2047	5.000%	300,000	310,985
Total			1,418,491
West Virginia 1.7%
West Virginia Hospital Finance Authority
Revenue Bonds
West Virginia University Health System Obligation
Series 2018
06/01/2052	5.000%	500,000	503,837
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
West Virginia Housing Development Fund
Revenue Bonds
Series 2019B
11/01/2039	2.850%	450,000	394,396
Total			898,233
Wisconsin 0.6%
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018B
07/01/2053	5.000%	100,000	69,297
Wisconsin Housing & Economic Development Authority
Revenue Bonds
Series 2019C (FNMA)
09/01/2030	2.100%	300,000	267,377
Total			336,674
Total Municipal Bonds (Cost $46,291,258)			43,631,816

Money Market Funds 4.7%
	Shares	Value ($)
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 3.136%(h)	2,507,380	2,507,380
Total Money Market Funds (Cost $2,507,380)		2,507,380
Total Investments in Securities (Cost $55,713,638)		53,050,810
Other Assets & Liabilities, Net		384,432
Net Assets		$53,435,242

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2023.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2023, the total value of these securities amounted to $2,188,781, which represents 4.10% of total net assets.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents a security in default.
8	Columbia U.S. Social Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2023, the total value of these securities amounted to $741,106, which represents 1.39% of total net assets.
(g)	Zero coupon bond.
(h)	The rate shown is the seven-day current annualized yield at April 30, 2023.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	U.S. Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fund Liquidation
The Board of Trustees of the Fund has approved a Plan of Liquidation and Termination pursuant to which the Fund will be liquidated and terminated. Effective at the open of business on April 14, 2023, the Fund was closed to new investors, and any applicable contingent deferred sales charges will be waived on redemptions and exchanges out of the Fund. It is currently anticipated that the Fund will be liquidated on or about August 4, 2023, at which time the Fund’s shareholders will receive a liquidating distribution in an amount equal to the net asset value of their Fund shares.
Columbia U.S. Social Bond Fund | Third Quarter Report 2023	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT262_07_N01_(06/23)